Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of significant accounting policies
Specific policies applicable from January 1, 2021 for interest rate benchmark reform
3.1.	Specific policies applicable from January 1, 2021 for interest rate benchmark reform

Interest Rate Benchmark Reform Phase 2 amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 became effective since January 1, 2021.

These Phase 2 amendments provide practical relief from certain requirements in IFRS Standards. These reliefs relate to modifications of financial instruments and lease contracts or hedging relationships triggered by a replacement of a benchmark interest rate in a contract with a new alternative benchmark rate.

The amendments also provide an exception to use a revised discount rate that reflects the change in interest rate when remeasuring a lease liability because of a lease modification that is required by interest rate benchmark reform.

Finally, the Phase 2 amendments provide a series of temporary exceptions from certain hedge accounting requirements when a change required by interest rate benchmark reform occurs to a hedged item and/or hedging instrument that permit the hedge relationship to be continued without interruption.

The International Accounting Standards Board (IASB) has published ‘Covid-19-Related Rent Concessions beyond June 30, 2021 (Amendment to IFRS 16), that extends, by one year, the May 2020 amendment that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification.

These amendments had no impact on the interim condensed consolidated financial statements of the Group.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the total of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition costs incurred, such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees, are expensed and included in operating expenses.

The Group measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed, all measured as at the acquisition date.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and vested share-based payment awards of the acquiree that are replaced in the business combination.

If control is achieved in stages, the acquirer’s previously held equity interest in the acquiree is remeasured to fair value as at the acquisition date through profit or loss.

A contingent liability of the acquiree is recognized in a business combination only if such a liability represents a present obligation and arises from a past event, and its fair value can be measured reliably.

Only components of non-controlling interest constituting a present ownership interest that entitles their holder to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or at the present ownership instruments’ proportionate share of the acquiree’s identifiable net assets. All other components are measured at their acquisition date fair value.

The Group accounts for a change in the ownership interest of a subsidiary (without loss of control) as a transaction with owners in their capacity as owners. Therefore, such transactions do not give rise to goodwill, nor do they give rise to a gain or loss and are accounted for as an equity transaction.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill forms part of a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained. If the Group reorganizes its reporting structure in a way that changes the composition of one or more cash-generating units to which goodwill has been allocated, the goodwill is reallocated to the units affected. The reallocation is performed using a relative value approach similar to that used in connection with the disposal of an operation within a cash-generating unit, unless some other method better reflects the goodwill associated with the reorganized units.

Acquisition of NX Studio LLC, NX Online LLC and NHW Ltd

On February 3, 2021, Nexters Global Ltd (referred to as “the Company”) acquired 100% of the voting shares in NX Online LLC and NX Studio LLC, two Russian game development studios, for the total consideration of 1,247 (RUB 93 million), which comprises the whole business acquisition. The consideration was fully paid in cash. The Company’s management considers the acquisition of the product development team as a primary business purpose of the deal. The acquisition has been accounted for using the acquisition method. The interim condensed consolidated financial statements include the results of the companies for the five-month period from the acquisition date.

On April 5, 2021, Nexters Global Ltd acquired 100% of the voting shares in NHW Ltd, a company registered in accordance with the laws of the Republic of Cyprus, for the total consideration of 24 (€ 20), which comprises the whole business acquisition. The consideration was fully paid in cash. The Company’s management considers the acquisition of the testing development team as a primary business purpose of the deal. The acquisition has been accounted for using the acquisition method. The interim condensed consolidated financial statements include the results of the company for the three-month period from the acquisition date.

The fair values of the identifiable assets and liabilities of all the acquired companies as at the date of acquisition were:

	Fair value recognized	Fair value recognized	Fair value recognized
	on acquisition,	on acquisition,	on acquisition,
	February 3, 2021,	February 3, 2021,	April 5, 2021,
	NX Studio LLC	NX Online LLC	NHW Ltd
Assets
Property and equipment	390	85	—
Intangible assets	38	14	—
Right-of-use assets	1,164	395	—
Trade and other receivables	656	80	16
Other assets	91	27	—
Cash and cash equivalents	26	4	1
Prepaid tax	28	—	—
	2,393	605	17
Liabilities
Deferred tax liability	(4)	(16)	—
Lease liabilities - current	(1,164)	(395)	—
Trade and other payables	(1,415)	(218)	(1)
Tax liability	—	(4)	—
	(2,583)	(633)	(1)
Total identifiable net assets at fair value	(190)	(28)	16
Goodwill arising on acquisition	1,274	191	8
Purchase consideration transferred	1,084	163	24

	Fair value recognized	Fair value recognized	Fair value recognized
	on acquisition,	on acquisition,	on acquisition,
	February 3, 2021,	February 3, 2021,	April 5, 2021,
	NX Studio LLC	NX Online LLC	NHW Ltd
Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary			31
Cash paid			(1,271)
Net cash flow in acquisition			(1,240)

Goodwill recognized in the amount of 1,473 is attributable primarily to the expected synergies and was assigned to the whole Group as one Cash Generating Unit. None of the goodwill is expected to be deductible for income tax purposes. The Company did not recognize separately from the acquisition any acquisition related costs that should be expensed in the current period.

The companies’ property and equipment consist of office equipment purchased within 2020, so its fair value approximates to its carrying amount.

At the date of the acquisition, the fair value of the trade receivable approximates to its carrying amount due to the fact they are represented by short-term advances and lease deposit.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The companies’ trade and other receivables amount represents gross contractual amounts for the acquired receivables.

The companies were parties to a pre-existing relationship, with the acquirees, which should be accounted for separately from the business combination. No additional adjustment was made for the amount by which the contract is favorable or unfavorable from the perspective of the acquirer when compared with terms of current market transactions for the same or similar items, as the transactions comprising pre-existing relationship were executed on the market terms.

From the date of acquisition, NX Studio LLC and NX Online LLC and NHW Ltd have contributed no revenue as it was entirely intercompany and was eliminated and contributed 551, 104 and 3 respectively to the net profit before tax from the continuing operations of the Group.

If the acquisition had taken place at the beginning of the year, net profit from continuing operations for the period contributed by NX Studio LLC, NX Online LLC and NHW Ltd would have been 346, 49 and 3.

3.1.Business combinations and goodwill

Business combinations are accounted for using the acquisition method.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If a business combination results in the termination of pre-existing relationships between the Group and the acquiree, then the Group identifies any amounts that are not part of what the Group and the acquiree exchanged in the business combination. The Group recognizes as part of applying the acquisition method, only the consideration transferred for the acquiree and the assets acquired and liabilities assumed in the exchange for the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

3. Summary of significant accounting policies (continued)

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequently, contingent consideration classified as an asset or liability, is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

The Group measures any non-controlling interest at its proportionate interest in the identifiable net assets of the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquired entity are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and certain operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the cash-generating unit retained.